Prior Year Adjustment	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Prior Year Adjustment
12.	PRIOR YEAR ADJUSTMENT

In order to match the cost of revenue more accurately, the salaries of coaching-related staff of ZDSE were included in cost of revenue account since January 1, 2020. Prior year adjustments have been passed and the impact of such adjustments summarized below:

	For the year ended December
	As previously stated	Prior year adjustment	As restated
Cost of Revenue	$330,091	209,190	539,281
General and administrative expenses	$1,394,163	(209,190)	1,184,973